Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (457,541)	$ (2,675,372)	[1]	$ (653,461)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	25,502	24,083	[1]	20,695
Liability for minimum royalties	50,000	238,000	[1]	50,000
Changes in fair value of warrants liability and fair value of warrants expired (see Note 9)	(925,910)	1,101,229	[1]	(117,577)
Stock-based compensation	47,672	113,758	[1]	210,180
Inducement related to warrants exercised (see Note 9)		166,500	[1]
Financing expenses of long-term loans and other NIS denominated balances	(47,589)	66,658	[1]	7,962
Decrease (increase) in other current assets	(13,236)	1,120	[1]	6,143
Increase (decrease) in accounts payables	163,174	(21,874)	[1]	14,491
Increase (decrease) in other current liabilities	101,632	81,488	[1]	(7,822)
Net cash used in operating activities	(1,056,296)	(904,410)	[1]	(469,389)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(15,370)	(3,596)	[1]	(34,971)
Net cash used in investing activities	(15,370)	(3,596)	[1]	(34,971)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds received from issuance of convertible bridge loan	27,000		[1]
Proceeds allocated to ordinary shares	80,345	562,604	[1]	566,569
Proceeds allocated to warrants	19,655		[1]	244,446
Proceeds from exercise of warrants, net	324,258	599,400	[1]
Proceeds from exercise of stock options		226	[1]	273
Repayments of shareholders loans			[1]	(23,529)
Net cash provided by financing activities	451,258	1,162,230	[1]	787,759
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH	(620,408)	224,254	[1]	283,399
CASH, CASH EQUIVALENTS, AND RESTIRICTED CASH AT BEGINNING OF YEAR	693,301	439,077	[1]	155,678
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH AT END OF YEAR	72,893	693,301		439,077	[1]
Supplemental disclosure of non-cash activities:
Fair value of warrants liability classified to equity in connection with warrants exercised during the period (see Note 9)	128,965	297,200	[1]
During the reported period, the entire balance of preferred shares were converted into ordinary shares (see Note 11)		$ 9,424	[1]

[1]	See Note 2D